Shareholder Report, Average Annual Return (Details) 74300184300_Putnam VT Sustainable Leaders Fund_Class IB_TSR Annual {Class IB}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		10.69%	10.34%	14.69%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	13.15%	14.29%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Putnam VT Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Putnam VT Sustainable Leaders Linked Benchmark†
Average Annual Return, Percent	[1]	17.88%	14.42%	15.75%

[1]
†	The Putnam VT Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through August 31, 2019, and the performance of the S&P 500 Index thereafter.